Income tax benefit/(expense) - Disclosure of reconciliation of income tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes paid (refund) [abstract]
LOSS BEFORE TAX	€ (98,629)	€ (144,815)	€ (69,979)
Tax calculated at domestic tax rates applicable to profits in the respective countries	23,400	37,203	18,824
Income not subject to tax (mainly R&D tax credit)	190	7,435	10,739
Expenses not deductible for tax purposes	(1,902)	(26)	(2,509)
Deferred tax asset not recognized	(23,360)	(45,955)	(26,902)
Utilization of previously unrecognized tax losses	(1,593)	2,628	0
Income tax credit/withholding tax/other adjustments	553	101	(459)
Effect of change in applicable tax rate	(160)	586	(3,291)
Exchange differences	(25)	(526)	296
Income tax of prior years	98	90	(64)
Minimum income tax	(2)	(2)	(80)
INCOME TAX BENEFIT/(EXPENSE)	€ (2,800)	€ 1,536	€ (3,446)
Effective income tax rate	0.00%	0.00%	0.00%